LORD ABBETT
                                                        [GRAPHIC OMITTED]
Lord Abbett
Bond-Debenture Fund

[GRAPHIC OMITTED]



2001
SEMIANNUAL

REPORT

For the Six-Month Period
Ended June 30, 2001

"For Lord Abbett to have achieved five places on the elite 'Best in Class' list is truly a mark of distinction."

[GRAPHIC OMITTED]

LORD ABBETT IS PROUD TO ANNOUNCE to shareholders that five of our mutual funds won Mutual Funds' 2001 "Best in Class" awards for their superior risk-adjusted performance.*

The magnitude of this achievement is perhaps best summed up by John Curran, Managing Editor of Mutual Funds. "For Lord Abbett to have achieved five places on the elite `Best in Class' list is truly a mark of distinction," said Curran.

"This is an extraordinarily difficult list for a fund to get on. For a firm to have one fund make the list is great; to place five funds across several categories is a remarkable accomplishment."

We attribute this recognition to the hard work and dedication of our investment management research teams. You can be confident that the same investment diligence is applied in the management of all our Funds as we strive to achieve strong risk-adjusted returns for shareholders.

* The Mutual Funds "Best in Class" awards are awarded to funds with a three-year history based on two superior risk-adjusted ratings: the Morningstar Category Rating and the Sharpe Ratio.

     For complete information about any Lord Abbett Fund including, risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review it carefully before investing.

Lord Abbett Bond-Debenture Fund

Average Annual Class A Share Total Returns(1) as of 6/30/01

BAR CHART OMITTED

Data contained in the bar chart is as follows:


                                             Six Months   One Year    Five Years    Ten Years

Bond-Debenture Fund                             3.3%       1.7%         6.2%          9.3%


Lipper High Current Yield Funds Average(2)      1.7%       -5.3%        2.9%          7.8%


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS For Class A shares for the periods ended 6/30/01 with all distributions reinvested:

One year, -3.16%; Five years, 5.11%; Ten years, 8.74%

--------------------------------------------------------------------------------
[PHOTO OMITTED]


               Senior Investment Team Members from left to right: Maren Lindstrom, Christopher J. Towle, Richard S. Szaro, Michael S. Goldstein, Thomas J. Baade and Ellen G. Itskovitz

--------------------------------------------------------------------------------


REPORT TO SHAREHOLDERS
For the six-month period ended June 30, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of your Fund's strategies and performance for the period ended June 30, 2001. On this and the following pages, the senior members of the Fund's investment team discuss the factors that influenced our performance results.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Robert S. Dow

Robert S. Dow
Chairman

--------------------------------------------------------------------------------

In this letter:

o Rally in high-yield bonds boosts performance.

o Select convertible bonds add to gains.

o Telecom bonds pressured lower.

VOLATILITY ABOUNDS, YET PERFORMANCE REMAINS: After a year in which fixed-income markets--with the exception of high-grade government bonds--had been largely ignored by investors, 2001 has seen a sharp reversal of money flows back into debt markets, particularly high-yield bonds. Lord Abbett Bond-Debenture Fund, well positioned for this revitalization, enjoyed a 3.3%(1) return (Class A Shares) for the six months ended June 30, 2001, outperforming the Lipper High Current Yield Funds Average, which returned 1.7%.(2) Throughout the period, a series of six Federal Reserve Board (the "Fed") interest rate cuts set the stage for an overall favorable macro environment for high-yield bonds, and sparked increased buying interest among investors of both investment-grade corporate and high-yield corporate or "junk" bonds. This buying rush helped the Fund by driving the yields on both types of bonds lower. Bond yields move in the opposite direction of their prices, therefore many high-yield bonds enjoyed significant price appreciation as a result. The spread, or difference, between the yields on high-yield corporate bonds and those offered on comparable Treasuries(3) narrowed from its historically wide levels of late 2000.

                                  CLASS A  CLASS B   CLASS C    CLASS P CLASS Y
                ---------------------------------------------------------------
                 Net asset value   $8.13    $8.14     $8.15     $8.24   $8.12
                ---------------------------------------------------------------
                       Dividends   $0.37    $0.34     $0.34     $0.37   $0.39
                ---------------------------------------------------------------
                 Total returns(1)   3.3%     3.0%      3.0%      3.3%    3.6%
                ---------------------------------------------------------------
                                           SIX-MONTH PERIOD ENDED JUNE 30, 2001

The Fund's favorable performance during the last six months reflects the overall rally in the high-yield bond market this year. Specifically, the portfolio's emphasis on rigorous, bottom-up research and careful security selection boded well for performance, assisting us in identifying riskier credits. In general, our high-yield bonds issued by mid-cap companies enjoyed solid price appreciation during the quarter and, therefore, significantly contributed to the Fund's outperformance versus its peers. The bonds of many of these mid-capitalization companies, which had sound fundamentals, were undervalued and responded well to the favorable macro environment.

"THE PORTFOLIO'S EMPHASIS ON RIGOROUS, BOTTOM-UP RESEARCH AND CAREFUL SECURITY SELECTION BODED WELL FOR PERFORMANCE."

CONVERTIBLES TAKE A POSITIVE TURN: In the Fund's convertible bond holdings, we enjoyed significant price performance in several areas towards the latter end of the period, a pleasant contrast to the overall convertible market, which was down for the period. Many of the Fund's convertible bonds issued by firms in business services performed well, and we sold many of these "winners" to harvest gains for the portfolio. Likewise, many of the Fund's convertible bonds in select healthcare, energy and pharmaceutical companies performed positively. While we sold some of the Fund's healthcare and pharmaceutical holdings to add gains to the portfolio, we plan to hold onto certain energy issues that we believe have not yet realized the gains we expect in the near term. Finally, we maintained our heavy weighting in financial services, where we also expect to see improved performance over the next few months. Overall, we kept the portfolio's general allocation mix, with an emphasis on select high-yield bonds of companies with relatively healthy balance sheets.

TECHNOLOGY WOES CONTINUE: On the negative side, some of the Fund's high-yield bonds issued by companies in the telecommunications sector performed poorly. The sector suffered from continued price competition and oversaturation of the market. Yet, on a positive note, our underweighting in these bonds helped performance, but the few that the Fund did own proved to have a negative impact on our performance for the quarter. As a result, throughout the period, we shifted our focus within the telecom sector to wireless or cellular phone companies and away from fiber-optic firms, a decision that helped performance.

FUNDAMENTALS WILL PREVAIL: Moving forward, we will maintain our steadfast focus on companies with solid fundamentals and strong revenue streams, avoiding the lower tier of the high-yield market. Particularly in areas such as business services, we will focus on firms with good economies of scale and an expanding customer base. We will maintain our current exposure to energy, financial services, business services, select healthcare and select pharmaceutical companies, and will keep our exposure to the small-cap segment of the telecom sector extremely low. On a macro level, we believe yield spreads will continue to tighten over the next few months, as the Fed's easing bias continues, access to credit becomes easier and investor demand remains strong.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests substantially in high-yield securities, sometimes called "junk bonds." These securities carry increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. For further updated performance information, please call Lord Abbett at 800-821-5129 or refer to Lord Abbett's website at www.LordAbbett.com.

(1) Reflects the percentage change in net asset value and includes the reinvestment of all distributions. The Fund issues several classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 for the current Prospectus.

(2) The Lipper High Current Yield Funds Average includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt securities.
     Source: Lipper Inc. (C)2001 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(3) Unlike Treasury securities, an investment in the Fund is neither guaranteed nor insured by the U.S. government.

                         SCHEDULE OF INVESTMENTS (UNAUDITED)
                         June 30, 2001



                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
Investment-Grade Corporate Bonds 7.62%
===================================================================================================================================
Automotive 0.12%         Navistar Intl. Corp.+                     9.375%                  6/1/2006    $ 4,500       $   4,590,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasters 1.77%       CBS, Inc.                                 8.875%                  6/1/2022      3,000           3,138,852
                         Clear Channel Communications, Inc.        7.65%                   9/15/2010     5,000           5,163,465
                         Cox Communications, Inc.                  6.875%                  6/15/2005    25,000          25,504,100
                         Fox/Liberty Networks LLC**                0.00%/9.75%        8/15/2002 & 2007  15,000          14,325,000
                         Fox/Liberty Networks LLC                  8.875%                  8/15/2007    20,000          20,900,000
                                                                                                                      ==============
                         Total                                                                                          69,031,417
-----------------------------------------------------------------------------------------------------------------------------------
Capital Goods
0.12%                    WPD Holdings(a)                           6.50%                  12/15/2008     4,880           4,508,642
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products
0.29%                    Briggs & Stratton Corp.+                  8.875%                  3/15/2011    11,000          11,165,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial
Services 0.24%           Regions Financial Corp.                   7.00%                   3/1/2011      9,500           9,473,115
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities
0.52%                    Kansas City Power & Light Co.             7.125%                 12/15/2005     5,000           5,113,035
                         PSEG Energy Holdings+                     8.625%                  2/15/2008    15,000          15,143,445
                                                                                                                      ==============
                         Total                                                                                          20,256,480
-----------------------------------------------------------------------------------------------------------------------------------
Food 0.27%               Coca-Cola Femsa S.A. de CV(a)             8.95%                  11/1/2006     10,000          10,750,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming 0.51%             Harrah's Operating Co., Inc.              7.50%                   1/15/2009    20,000          19,943,900
-----------------------------------------------------------------------------------------------------------------------------------
Hotels 0.38%             Hilton Hotel Corp.                        8.25%                   2/15/2011    15,000          14,938,875
-----------------------------------------------------------------------------------------------------------------------------------
Paper 0.79%              Georgia-Pacific Group                     8.125%                  6/15/2023     7,200           6,666,077
                         Georgia-Pacific Group                     8.25%                   3/1/2023     20,000          18,739,500
                         International Paper Co.                   8.125%                  7/8/2005      5,000           5,297,805
                                                                                                                      ==============
                         Total                                                                                          30,703,382
-----------------------------------------------------------------------------------------------------------------------------------
Pollution
Control 0.07%            Waste Management, Inc.                    7.10%                   8/1/2026      2,750           2,803,614
-----------------------------------------------------------------------------------------------------------------------------------
Printing/
Publishing 0.25%         Dun &Bradstreet Corp.+                    6.625%                  3/15/2006    10,000           9,857,840
-----------------------------------------------------------------------------------------------------------------------------------
Services 0.29%           Avis Group Holdings, Inc.                11.00%                   5/1/2009     10,000          11,212,500
-----------------------------------------------------------------------------------------------------------------------------------
Technology 0.74%         Computer Associates Intl., Inc.           6.375%                  4/15/2005    30,500          28,955,175
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
1.26%                    MasTec, Inc.                              7.75%                   2/1/2008      5,500           4,647,500
                         Rogers Cantel, Inc.(a)                    8.30%                  10/1/2007     30,000          28,200,000
                         Rogers Wireless, Inc.+(a)                 9.625%                  5/1/2011      5,000           5,050,000
                         Voicestream Wireless Corp.               10.375%                 11/15/2009    10,000          11,450,000
                                                                                                                      ==============
                         Total                                                                                          49,347,500
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Investment-Grade Corporate Bonds (Cost $293,366,430)                                     297,537,440
====================================================================================================================================
High-Yield Corporate Debt 59.11%
====================================================================================================================================
Aerospace/Defense
0.39%                    Alliant Techsystems, Inc.+                8.50%                   5/15/2011    15,000          15,225,000
-----------------------------------------------------------------------------------------------------------------------------------
Airlines 0.73%           America West Airlines,Inc.               10.75%                   9/1/2005     15,000          14,343,750
                         Continental Airlines, Inc.                8.00%                  12/15/2005     9,850           9,653,000
                         Piedmont Aviation, Inc.                  10.35%                   3/28/2011     2,000           1,951,218
                         US Airways, Inc.                         10.50%                   1/15/2004     2,634           2,706,754
                                                                                                                      ==============
                         Total                                                                                          28,654,722
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts 0.39%         Lear Corp.                                8.11%                   5/15/2009    15,000          15,057,045
-----------------------------------------------------------------------------------------------------------------------------------
Automotive 2.06%         Atlantic Express Transportation Corp.    10.75%                   2/1/2004      4,956           3,047,940
                         Collins & Aikman Products Co.            11.50%                   4/15/2006    15,000          14,250,000
                         Delco Remy Intl., Inc.+                  11.00%                   5/1/2009      1,000           1,045,000
                         Dura Operating Corp.                      9.00%                   5/1/2009     15,000          14,175,000
                         Navistar Financial Corp.                  9.00%                   6/1/2002     10,000           9,985,540
                         Navistar Intl. Corp.                      8.00%                   2/1/2008      6,500           6,012,500


                    See Notes to Financial Statements.                                                  3



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
                         Oshkosh Truck Corp.                       8.75%                   3/1/2008    $16,250      $   16,250,000
                         Tenneco Automotive, Inc.                 11.625%                 10/15/2009    15,000           7,725,000
                         Venture Holdings Trust                    9.50%                   7/1/2005     10,000           7,850,000
                                                                                                                      ==============
                         Total                                                                                          80,340,980
-----------------------------------------------------------------------------------------------------------------------------------
Banking 0.71%            B.F. Saul, REIT                           9.75%                   4/1/2008     17,500          17,084,375
                         Ocwen Federal Bank FSB                   12.00%                   6/15/2005     7,000           6,755,000
                         Ocwen Financial Corp.                    11.875%                 10/1/2003      4,250           4,080,000
                                                                                                                      ==============
                         Total                                                                                          27,919,375
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasters 3.49%       Allbritton Communications Co.             9.75%                  11/30/2007    25,500          26,328,750
                         Cumulus Media, Inc.                      10.375%                  7/1/2008     11,000          11,000,000
                         Granite Broadcasting Corp.               10.375%                  5/15/2005    11,435           8,004,500
                         Gray Communications Systems, Inc.        10.625%                 10/1/2006      4,000           4,080,000
                         Interep National Radio Sales, Inc.       10.00%                   7/1/2008      9,500           8,027,500
                         Sinclair Broadcasting Group, Inc.        10.00%                   9/30/2005    55,000          55,550,000
                         TV Azteca, S.A. de CV(a)                 10.50%                   2/15/2007    25,000          23,250,000
                                                                                                                      ==============
                         Total                                                                                         136,240,750
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials
1.33%                    American Builders & Contractor
                           Supply Co., Inc.                       10.625%                  5/15/2007     9,300           8,742,000
                         American Standard Companies, Inc.         8.25%                   6/1/2009     17,500          17,587,500
                         Euramax Intl. plc(a)                     11.25%                  10/1/2006     10,000           8,000,000
                         Nortek, Inc.                              8.875%                  8/1/2008     10,000           9,675,000
                         Nortek, Inc.+                             9.875%                  6/15/2011     8,250           7,981,875
-----------------------------------------------------------------------------------------------------------------------------------
                         Total                                                                                          51,986,375
-----------------------------------------------------------------------------------------------------------------------------------
Cable 8.71%              Century Communications Corp.              8.375%                 12/15/2007     7,500           6,900,000
                         Century Communications Corp.              9.50%                   3/1/2005     25,000          24,812,500
                         Charter Communication Holdings**          0.00%/13.50%            1/15/2006 & 201127,500       17,325,000
                         Charter Communication Holdings            8.625%                  4/1/2009     10,000           9,550,000
                         Charter Communication Holdings           10.00%                   4/1/2009     20,000          20,400,000
                         Charter Communication Holdings+          10.00%                   5/15/2011    10,000          10,200,000
                         Comcast UK Cable Partners Ltd.+(a)       11.20%                  11/15/2007    19,000          13,015,000
                         CSC Holdings, Inc.                        8.125%                  8/15/2009    10,000           9,944,200
                         CSC Holdings, Inc.                        9.25%                  11/1/2005     23,000          23,920,000
                         Echostar Broadband Corp.                 10.375%                 10/1/2007     10,000          10,050,000
                         Echostar DBS Corp.                        9.375%                  2/1/2009     10,000           9,850,000
                         Frontiervision Holdings LP**              0.00%/11.875%           9/15/2001 & 200717,000       17,510,000
                         Frontiervision LP/Capital**               0.00%/11.875%           9/15/2001 & 200710,000       10,250,000
                         Frontiervision LP/Capital                11.00%                  10/15/2006    25,000          26,000,000
                         Globo Communicacoes e
                          Participacos Ltd.+(a)                   10.625%                 12/5/2008     20,000          16,250,000
                         Insight Communications**+                 0.00%/12.25%            2/15/2006 & 20115,000         2,850,000
                         Lenfest Communications,Inc.               8.25%                   2/15/2008    10,000          10,456,940
                         Mediacom LLC                              8.50%                   4/15/2008    20,000          18,700,000
                         NTL Communications Corp.**                0.00%/12.375%          10/1/2003  & 200830,000       13,350,000
                         NTL, Inc.                                10.00%                   2/15/2007    11,000           7,205,000
                         Renaissance Media Group**                 0.00%/10.00%            4/15/2003 & 200815,000       11,775,000
                         Telewest Communications plc**(a)          0.00%/9.25%             4/15/2004 & 200920,000        9,850,000
                         Telewest Communications plc(a)            9.875%                  2/1/2010      3,000           2,535,000
                         Telewest plc(a)                          11.00%                  10/1/2007     22,000          18,645,000
                         United Pan-Europe Communications**(a)     0.00%/12.50%            8/1/2004 & 200950,000         8,250,000
                         United Pan-Europe Communications*(a)     11.25%                  11/1/2009     28,000          10,500,000
                                                                                                                      ==============
                         Total                                                                                         340,093,640
-----------------------------------------------------------------------------------------------------------------------------------


4                    See Notes to Financial Statements.



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================

Capital Goods 0.79%      Agco Corp.+                               9.50%                   5/1/2008    $10,000        $  9,700,000
                         International Wire Group, Inc.           11.75%                   6/1/2005     10,000          10,137,500
                         National Equipment Services,Inc.         10.00%                  11/30/2004    10,000           7,850,000
                         Terex Corp.+                             10.375%                  4/1/2011      3,000           3,105,000
                                                                                                                      ==============
                         Total                                                                                          30,792,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals 1.29%          Atlantis Group, Inc.                     11.00%                   2/15/2003     5,000           4,675,000
                         Huntsman Corp.+                           9.50%                   7/1/2007     15,250           8,463,750
                         Huntsman ICI Chemicals                   10.125%                  7/1/2009     15,000          14,850,000
                         Lyondell Chemical Co.                     9.625%                  5/1/2007      5,000           4,987,500
                         NL Industries, Inc.                      11.75%                  10/15/2003     4,000           3,980,000
                         Texas Petrochemicals Corp.               11.125%                  7/1/2006     15,000          13,425,000
                                                                                                                      ==============
                         Total                                                                                          50,381,250
-----------------------------------------------------------------------------------------------------------------------------------
Consumer

Products 1.14%           American Greetings Corp.+                11.75%                   7/15/2008     8,250           8,043,750
                         Chattem, Inc.                             8.875%                  4/1/2008      8,249           7,630,325
                         Riddell Sports, Inc.                     10.50%                   7/15/2007    12,000           8,580,000
                         Steinway Musical Instruments, Inc.+       8.75%                   4/15/2011    10,000          10,100,000
                         The Scotts Co.*                           8.625%                  1/15/2009    10,000          10,150,000
                                                                                                                      ==============
                         Total                                                                                          44,504,075
-----------------------------------------------------------------------------------------------------------------------------------
Containers 0.67%         Portola Packaging, Inc.                  10.75%                  10/1/2005      8,400           7,476,000
                         Stone Container Corp.+                    9.75%                   2/1/2011     12,000          12,300,000
                         Vicap S.A.(a)                            11.375%                  5/15/2007     7,500           6,243,750
                                                                                                                      ==============
                         Total                                                                                          26,019,750
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial
Services 0.29%           Willis Corroon Corp.                      9.00%                   2/1/2009     11,000          11,247,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified
Media 1.25%              Ackerley Group, Inc.                      9.00%                   1/15/2009    20,000          17,600,000
                         Heritage Media Corp.                      8.75%                   2/15/2006    15,000          15,562,500
                         Lamar Media Corp.                         9.625%                 12/1/2006     15,000          15,825,000
                                                                                                                      ==============
                         Total                                                                                          48,987,500
-----------------------------------------------------------------------------------------------------------------------------------
Electric
Utilities 1.71%          AEI Holding Co.+(b)                      10.50%                  12/15/2005    12,000           8,400,000
                         AES Corp.                                 9.50%                   6/1/2009     25,000          25,625,000
                         Calpine Corp.                             7.875%                  4/1/2008     20,000          19,112,260
                         Calpine Corp.                             8.50%                   2/15/2011    10,000           9,655,790
                         P&L Coal Holdings Corp.                   8.875%                  5/15/2008     3,690           3,874,500
                                                                                                                      ==============
                         Total                                                                                          66,667,550
-----------------------------------------------------------------------------------------------------------------------------------
Energy 4.93%             Belco Oil & Gas Corp.                    10.50%                   4/1/2006     15,000          15,562,500
                         Chesapeake Energy Corp.+                  8.125%                  4/1/2011     10,000           9,400,000
                         Cross Timbers Oil Co.                     9.25%                   4/1/2007     10,000          10,400,000
                         Dresser, Inc.+                            9.375%                  4/15/2011     4,500           4,578,750
                         Forest Oil Corp.+                         8.00%                   6/15/2008    13,500          13,230,000
                         Gulf Canada Resources Ltd.(a)             8.35%                   8/1/2006     10,000          10,937,500
                         KCS Energy, Inc.                          8.875%                  1/15/2006    10,000           8,950,000
                         KCS Energy, Inc.                         11.00%                   1/15/2003    14,700          14,773,500
                         Key Energy Services, Inc.+                8.375%                  3/1/2008      5,000           5,075,000
                         Lone Star Technologies,Inc.+              9.00%                   6/1/2011     10,000           9,700,000
                         Mission Resources Corp.+                 10.875%                  4/1/2007     10,000           9,875,000
                         Parker Drilling Co.                       9.75%                  11/15/2006    15,000          15,375,000
                         Pecom Energia S.A.+(a)                    9.00%                   1/30/2004     9,400           9,282,500
                         Pecom Energia S.A.(a)                     9.00%                   1/30/2004     3,100           3,040,970
                         Petroleos Mexicanos+(a)                   9.00%                   6/1/2007      2,500           2,668,750
                         Phillips Petroleum Co.                    8.75%                   5/25/2010     7,000           7,978,964
                         Pogo Producing Co.                        8.25%                   4/15/2011     2,500           2,512,500



                    See Notes to Financial Statements.                                                  5



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
                         Pogo Producing Co.                        8.75%                   5/15/2007  $ 10,000      $   10,150,000
                         Range Resources Corp.                     8.75%                   1/15/2007    21,000          20,370,000
                         Vintage Petroleum, Inc.                   8.625%                  2/1/2009      8,500           8,797,500
                                                                                                                      ==============
                         Total                                                                                         192,658,434
-----------------------------------------------------------------------------------------------------------------------------------
Food 1.12%               Del Monte Foods Co.+                      9.25%                   5/15/2011    10,000          10,250,000
                         Gruma S.A. de CV(a)                       7.625%                 10/15/2007    12,500          11,156,250
                         Leiner Health Products, Inc.(b)           9.625%                  7/1/2007     17,500           1,465,625
                         Michael Foods, Inc.+                     11.75%                   4/1/2011      7,000           7,210,000
                         Pepsi-Gemex S.A.(a)                       9.75%                   3/30/2004    10,000          10,750,000
                         Twin Laboratories, Inc.                  10.25%                   5/15/2006     8,182           3,078,478
                                                                                                                      ==============
                         Total                                                                                          43,910,353
-----------------------------------------------------------------------------------------------------------------------------------
Gaming 2.61%             Aztar Corp.                               8.875%                  5/15/2007    20,000          20,200,000
                         Harrah's Operating Co., Inc.              7.875%                 12/15/2005     5,000           5,093,750
                         Mohegan Tribal Gaming Authority           8.75%                   1/1/2009     34,950          36,085,875
                         Park Place Entertainment Corp.            7.875%                 12/15/2005     2,000           2,010,000
                         Park Place Entertainment Corp.+           8.125%                  5/15/2011    15,000          14,812,500
                         Park Place Entertainment Corp.            9.375%                  2/15/2007    17,500          18,440,625
                         Trump Atlantic City Assoc. Funding,In    11.25%                   5/1/2006      8,000           5,360,000
                                                                                                                      ==============
                         Total                                                                                         102,002,750
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare 2.16%         AdvancePCS                                8.50%                   4/1/2008      7,000           7,175,000
                         Fresenius Medical Capital Trust           7.875%                  2/1/2008     14,990          14,615,250
                         Fresenius Medical Capital Trust           9.00%                  12/1/2006        500             508,750
                         Healthsouth Corp.                        10.75%                  10/1/2008     14,000          15,143,002
                         Integrated Health Services,Inc.(b)        9.50%                   9/15/2007    20,000             250,000
                         Prime Medical Services, Inc.              8.75%                   4/1/2008     15,000          13,125,000
                         Select Medical Corp.+                     9.50%                   6/15/2009     3,250           3,168,750
                         Tenet Healthcare Corp.                    8.625%                  1/15/2007    20,000          20,850,000
                         Triad Hospitals, Inc.+                    8.75%                   5/1/2009      9,500           9,713,750
                                                                                                                      ==============
                         Total                                                                                          84,549,502
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilders 1.43%       D.R. Horton, Inc.                        10.00%                   4/15/2006    20,000          20,600,000
                         Lennar Corp.                              7.625%                  3/1/2009     15,000          14,630,040
                         MDC Holdings, Inc.                        8.375%                  2/1/2008     15,000          15,075,000
                         Schuler Homes, Inc.+                      9.375%                  7/15/2009     5,350           5,376,750
                                                                                                                      ==============
                         Total                                                                                          55,681,790
-----------------------------------------------------------------------------------------------------------------------------------
Hotels 1.06%             Felcor Lodging LP+                        8.50%                   6/1/2011     17,500          16,800,000
                         HMH Properties, Inc.                      7.875%                  8/1/2008     10,000           9,650,000
                         Host Marriott LP                          9.25%                  10/1/2007     15,000          15,150,000
                                                                                                                      ==============
                         Total                                                                                          41,600,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure 0.26%            Six Flags, Inc.+                          9.50%                   2/1/2009     10,000          10,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Minerals/Metals 0.18%    Century Aluminum Co.+                    11.75%                   4/15/2008     2,000           2,090,000
                         Kaiser Aluminum & Chemical Corp.         10.875%                 10/15/2006     5,000           4,800,000
                                                                                                                      ==============
                         Total                                                                                           6,890,000
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 0.06%      Cathay Intl. Ltd.+(a)                    13.50%                   4/15/2008     6,000           2,415,000
-----------------------------------------------------------------------------------------------------------------------------------
Paper 1.04%              Fonda Group, Inc.                         9.50%                   3/1/2007     11,500           9,717,500
                         Four M Corp.                             12.00%                   6/1/2006     10,200          10,047,000
                         Packaging Corp. of America                9.625%                  4/1/2009      5,000           5,331,250
                         Tembec Industries, Inc.(a)                8.625%                  6/30/2009    15,000          15,375,000
                                                                                                                      ==============
                         Total                                                                                          40,470,750
-----------------------------------------------------------------------------------------------------------------------------------
Pollution
Control 0.63%            Allied Waste North America, Inc.          7.875%                  1/1/2009     25,000          24,562,500
-----------------------------------------------------------------------------------------------------------------------------------
Publishing/Printing
0.27%                    R.H. Donnelley, Inc.                      9.125%                  6/1/2008     10,250          10,455,000
-----------------------------------------------------------------------------------------------------------------------------------


6                   See Notes to Financial Statements.



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
Retail 0.44%             Advanced Stores Co., Inc.                10.25%                   4/15/2008   $ 9,300        $  9,114,000
                         Amazon.com, Inc.**                       0.00%/10.00%         5/1/2003 & 2008  12,000           8,010,000
                                                                                                                      ==============
                         Total                                                                                          17,124,000
-----------------------------------------------------------------------------------------------------------------------------------
Services 2.02%           Encompass Services Corp.+                10.50%                   5/1/2009      5,250           5,066,250
                         Integrated Electrical Services, Inc.+     9.375%                  2/1/2009      2,000           1,970,000
                         Iron Mountain, Inc.                       8.625%                  4/1/2013      5,000           5,062,500
                         Iron Mountain, Inc.                       8.75%                   9/30/2009    20,000          20,500,000
                         Iron Mountain, Inc.                      10.125%                 10/1/2006     22,750          24,058,125
                         KinderCare Learning Centers, Inc.         9.50%                   2/15/2009     7,500           7,462,500
                         Pierce Leahy Corp.                        9.125%                  7/15/2007    10,000          10,500,000
                         UNICCO Service Co.                        9.875%                 10/15/2007     4,444           4,355,120
                                                                                                                      ==============
                         Total                                                                                          78,974,495
-----------------------------------------------------------------------------------------------------------------------------------
Steel/Metals 0.96%       AK Steel Corp.                            9.125%                 12/15/2006     3,500           3,605,000
                         Armco, Inc.                               9.00%                   9/15/2007    22,250          22,250,000
                         Republic Technology, Inc.(b)             13.75%                   7/15/2009    10,000           1,200,000
                         WCI Steel, Inc.                          10.00%                  12/1/2004     15,000          10,275,000
                                                                                                                      ==============
                         Total                                                                                          37,330,000
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets 0.36%       Stater Brothers Holdings, Inc.           10.75%                   8/15/2006    15,000          14,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Technology 3.60%         BE Aerospace, Inc.+                       8.875%                  5/1/2011     12,000          11,940,000
                         DynCorp, Inc.                             9.50%                   3/1/2007     15,000          14,212,500
                         Exodus Communications,Inc.               10.75%                  12/15/2009    15,000           5,175,000
                         Exodus Communications,Inc.               11.25%                   7/1/2008     17,500           6,125,000
                         Fisher Scientific Intl., Inc.             9.00%                   2/1/2008     20,000          19,800,000
                         Flextronics Intl. Ltd.(a)                 9.875%                  7/1/2010      3,000           3,000,000
                         Globix Corp.                             12.50%                   2/1/2010      7,500           2,212,500
                         L-3 Communications Corp.                 10.375%                  5/1/2007     18,000          19,012,500
                         Packard Bioscience Co.                    9.375%                  3/1/2007     14,250          13,893,750
                         Unisys Corp.                              8.125%                  6/1/2006     25,000          24,437,500
                         United Defense Industries,Inc.            8.75%                  11/15/2007    15,000          14,700,000
                         Viasystems, Inc.                          9.75%                   6/1/2007     12,000           5,940,000
                                                                                                                      ==============
                         Total                                                                                         140,448,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
9.81%                    Alamosa Delaware, Inc.+                  12.50%                   2/1/2011     22,500          20,362,500
                         American Tower Corp.+                     9.375%                  2/1/2009      7,500           7,031,250
                         AMSC Acquisition Co., Inc.               12.25%                   4/1/2008     15,000           3,225,000
                         Crown Castle Intl. Corp.+                 9.375%                  8/1/2011      1,000             907,500
                         Crown Castle Intl. Corp.                 10.75%                   8/1/2011     20,250          19,693,125
                         Dobson Communications Corp.              10.875%                  7/1/2010     10,000          10,050,000
                         Esprit Telecom Group plc(a)(b)           10.875%                  6/15/2008    15,000             393,750
                         Global Crossing Holdings, Ltd.(a)         9.625%                  5/15/2008    30,000          23,850,000
                         Intermedia Communications,Inc.**          0.00%/12.25%            3/1/2004 & 200920,000        14,700,000
                         Intermedia Communications,Inc.            9.50%                   3/1/2009     20,000          19,900,000
                         KPNQwest BV(a)                            8.125%                  6/1/2009     15,000           8,625,000
                         Level 3 Communications,Inc.**             0.00%/12.875%           3/15/2005 & 201010,000        2,150,000
                         Level 3 Communications,Inc.              11.25%                   3/15/2010    20,000           8,600,000
                         McLeod USA, Inc.                          9.50%                  11/1/2008      3,500           1,977,500
                         McLeod USA, Inc.                         11.375%                  1/1/2009     30,115          19,123,025
                         Metromedia Fiber Network, Inc.           10.00%                  12/15/2009    10,000           3,850,000
                         Nextel Communications,Inc.**              0.00%/9.95%             2/15/2003 & 200830,000       18,825,000
                         Nextel Communications,Inc.                9.50%                   2/1/2011     35,000          27,518,750
                         Nextel Communications,Inc.               12.00%                  11/1/2008      7,000           6,247,500
                         Nextlink Communications, Inc.            10.75%                  11/15/2008    25,000           8,125,000
                         Partner Communications(a)                13.00%                   8/15/2010    15,000          13,387,500


                    See Notes to Financial Statements.                                                   7



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
                         Price Communications Wireless,Inc.        9.125%                 12/15/2006   $10,000    $     10,400,000
                         SBA Communications Corp.**                0.00%/12.00%            3/1/2003 & 200811,000         8,855,000
                         SBA Communications Corp.                 10.25%                   2/1/2009     17,000          15,640,000
                         TeleCorp PCS, Inc.                       10.625%                  7/15/2010    21,500          20,317,500
                         Telefonica De Argentina+(a)               9.125%                  5/7/2008     20,000          18,550,000
                         Time-Warner Telecom, Inc.                10.125%                  2/1/2011     12,500          11,312,500
                         Tritel PCS, Inc.                         10.375%                  1/15/2011     6,000           5,520,000
                         Triton PCS, Inc.**                        0.00%/11.00%            5/1/2003 & 200825,000        20,281,250
                         Versatel Telecom Intl.(a)                11.875%                  7/15/2009     7,500           2,737,500
                         Western Wireless Corp.                   10.50%                   2/1/2007     16,600          17,181,000
                         Williams Communications Group, Inc.      11.875%                  8/1/2010     32,000          13,440,000
                         Winstar Communications,Inc.(b)           12.75%                   4/15/2010    18,000             225,000
                                                                                                                      ==============
                         Total                                                                                         383,002,150
-----------------------------------------------------------------------------------------------------------------------------------
Textiles 1.22%           Delta Mills, Inc.                         9.625%                  9/1/2007      2,500           1,900,000
                         Galey & Lord, Inc.                        9.125%                  3/1/2008     10,000           4,550,000
                         Guess, Inc.                               9.50%                   8/15/2003    10,500           9,712,500
                         Interface, Inc.                           9.50%                  11/15/2005    20,000          20,200,000
                         Levi Strauss & Co.                        6.80%                  11/1/2003      5,000           4,475,000
                         Levi Strauss & Co.                       11.625%                  1/15/2008     7,500           6,787,500
                                                                                                                      ==============
                         Total                                                                                          47,625,000
-----------------------------------------------------------------------------------------------------------------------------------
                         Total High-Yield Corporate Debt (Cost$2,634,910,437)                                        2,308,105,986
====================================================================================================================================
Emerging Markets Sovereign Debt 1.03%
====================================================================================================================================
Argentina 0.19%          Republic of Argentina(a)                 11.375%                  1/30/2017    10,000           7,450,000
-----------------------------------------------------------------------------------------------------------------------------------
Mexico 0.57%             United Mexican States(a)                 10.375%                  2/17/2009    20,000          22,420,000
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela 0.27%          Republic of Venezuela(a)                  9.25%                   9/15/2027    15,000          10,387,500
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Emerging Markets Sovereign Debt (Cost $42,765,530)                                       40,257,500
====================================================================================================================================
Convertible Debt 12.99%
====================================================================================================================================
Banking 0.54%            EOP Operating LP                          7.25%                  11/15/2008    12,000          12,765,000
                         Providian Financial Corp.                 3.25%                   8/15/2005     8,000           8,390,000
                                                                                                                      ==============
                         Total                                                                                          21,155,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Goods 0.27%      Credit Suisse First Boston Corp.          2.00%                   5/1/2010     12,000          10,680,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products
1.04%                    American Greetings Corp.+                 7.00%                   7/15/2006     1,000             975,000
                         Central Garden & Pet Co.                  6.00%                  11/15/2003     5,250           4,095,000
                         Deutsche Bank Financial                   2.75%                   2/8/2008     10,750          10,655,938
                         Interpublic Group of Cos.                 1.80%                   9/16/2004    11,000          10,257,500
                         Lowes Cos., Inc.+                        Zero Coupon              2/16/2021    10,000           7,412,500
                         Office Depot, Inc.                       Zero Coupon             12/11/2007    10,000           7,100,000
                                                                                                                      ==============
                         Total                                                                                          40,495,938
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial
Services 1.13%           JMH Financial Ltd.+(a)                    4.75%                   9/6/2007     25,500          26,711,250
                         Merrill Lynch & Co.                      Zero Coupon             5/23/2031     8,000           4,090,000
                         Merrill Lynch & Co.                       1.50%                  12/15/2005    15,000          13,331,250
                                                                                                                      ==============
                         Total                                                                                          44,132,500
-----------------------------------------------------------------------------------------------------------------------------------
Drugs 0.27%              Whole Foods Market, Inc.                 Zero Coupon              3/2/2018     25,000          10,531,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy 2.09%             Anadarko Petroleum Corp.                 Zero Coupon              3/7/2020     27,500          19,146,875
                         Cooper Cameron Corp.                      1.75%                   5/17/2021     7,500           7,031,250
                         Devon Energy Corp.                       Zero Coupon              6/27/2020    15,000           7,087,500
                         Devon Energy Corp.                        4.95%                   8/15/2008    10,000          10,087,500
                         Parker Drilling Co.                       5.50%                   8/1/2004     20,000          18,300,000



8                   See Notes to Financial Statements.



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
                         Range Resources Corp.                     6.00%                   2/1/2007    $ 4,700      $    3,630,750
                         Swiss Life Finance Ltd.(a)                2.00%                   5/20/2005    10,000          10,287,750
                         Transocean Sedco Forex                   Zero Coupon              5/24/2020    10,000           5,825,000
                                                                                                                      ==============
                         Total                                                                                          81,396,625
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare 2.89%         Affymetrix, Inc.                          4.75%                   2/15/2007    17,000          10,965,000
                         Cell Therapeutics, Inc.+                  5.75%                   6/15/2008     7,000           7,087,500
                         Elan Finance Corp.(a)                    Zero Coupon             12/14/2018    23,000          20,038,750
                         Protein Design Labs,Inc.                  5.50%                   2/15/2007     5,000           6,725,000
                         Roche Holdings, Inc.+                    Zero Coupon              4/20/2010    40,000          22,800,000
                         Roche Holdings, Inc.+                    Zero Coupon              1/19/2015    30,000          22,275,000
                         Swiss Bank Corp.+(a)                      2.50%                   7/7/2002      6,000           6,000,000
                         Universal Health Services,Inc.            0.426%                  6/23/2020    10,000           5,950,000
                         Vertex Pharmaceuticals,Inc.               5.00%                   9/19/2007     2,000           1,650,000
                         WellPoint Health Networks,Inc.           Zero Coupon              7/2/2019     12,000           9,405,000
                                                                                                                      ==============
                         Total                                                                                         112,896,250
-----------------------------------------------------------------------------------------------------------------------------------
Insurance 0.19%          XL Capital Ltd.+(a)                      Zero Coupon              5/23/2021    12,500           7,578,125
-----------------------------------------------------------------------------------------------------------------------------------
Leisure 0.00%            AMF Bowling, Inc.(b)                     Zero Coupon               5/12/2018    11,996             119,960
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 0.28%      United Parcel Service, Inc.               1.75%                   9/27/2007    11,000          11,068,750
-----------------------------------------------------------------------------------------------------------------------------------
Publishing/Printing
0.17%                    Mail-Well, Inc.                           5.00%                  11/1/2002      7,500           6,750,000
-----------------------------------------------------------------------------------------------------------------------------------
Technology 3.75%         Affiliated Computers Services, Inc.       3.50%                   2/15/2006     5,000           5,418,750
                         Arbor Software Corp.                      4.50%                   3/15/2005    10,000           8,137,500
                         Bisys Group, Inc.                         4.00%                   3/15/2006    10,000          11,175,000
                         Burr-Brown Corp.                          4.25%                   2/15/2007     4,400           4,977,500
                         Corning, Inc.                            Zero Coupon             11/8/2015     10,000           5,637,500
                         Doubleclick, Inc.                         4.75%                   3/15/2006    15,000          11,025,000
                         Juniper Networks, Inc.                    4.75%                   3/15/2007    12,200           8,768,750
                         L-3 Communications Corp.                  5.25%                   6/1/2009      3,000           3,521,250
                         LSI Logic Corp.                           4.00%                   2/15/2005    15,000          12,431,250
                         Manugistics Group, Inc.                   5.00%                  11/1/2007      8,000           7,130,000
                         Mercury Interactive Corp.                 4.75%                   7/1/2007      5,000           4,375,000
                         National Data Corp.                       5.00%                  11/1/2003     15,000          15,881,250
                         NCO Group, Inc.+                          4.75%                   4/15/2006     4,700           5,428,500
                         Orbital Sciences Corp.                    5.00%                  10/1/2002      6,000           3,810,000
                         Rational Software Corp.                   5.00%                   2/1/2007      7,500           8,034,375
                         Semtech Corp.                             4.50%                   2/1/2007     10,000          10,025,000
                         STMicroelectronics(a)                    Zero Coupon              9/22/2009     7,500           7,725,000
                         USinternetworking, Inc.                   7.00%                  11/1/2004      3,000             603,750
                         Vitesse Semiconductor Corp.               4.00%                   3/15/2005    15,000          12,187,500
                                                                                                                      ==============
                         Total                                                                                         146,292,875
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
0.37%                    Liberty Media Corp.+                      3.50%                   1/15/2031    10,000           8,075,000
                         Nextel Communications,Inc.                5.25%                   1/15/2010    10,000           6,162,500
                                                                                                                      ==============
                         Total                                                                                          14,237,500
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Convertible Debt (Cost $526,417,076)                                                    507,334,773
====================================================================================================================================
Preferred Stock 0.33%                                                                                 Shares
====================================================================================================================================
Banking 0.33%            California Federal Bancorp Inc.
                         (Cost $12,837,500)                        9.125%                              500,000          12,640,000
====================================================================================================================================
Convertible-Preferred Stocks 4.03%
====================================================================================================================================
Banking 0.45%            CNB Capital Trust I                       6.00%                               100,000           3,900,000
                         Crossland Savings                         1.813%                              375,000              60,000
                         Washington Mutual, Inc.                   5.375%                              250,000          13,468,750
                                                                                                                      ==============
                         Total                                                                                          17,428,750
-----------------------------------------------------------------------------------------------------------------------------------


                    See Notes to Financial Statements.                                                  9



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001



                                                                   Interest
                         Investments                                Rate                               Shares                Value
===================================================================================================================================
Broadcasters 0.09%       Sinclair Broadcasting Group, Inc.         6.00%                               127,000        $  3,698,875
-----------------------------------------------------------------------------------------------------------------------------------
Cable 0.55%              Cox Communications, Inc.                 Zero Coupon                          141,000           8,285,160
                         Cox Communications, Inc.                  7.00%                               225,000          13,050,000
                                                                                                                      ==============
                         Total                                                                                          21,335,160
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products
0.41%                    Estee Lauder Aces Trust II                6.25%                               200,000          16,180,000
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities
0.34%                    AES Trust VII                             6.00%                               192,500          10,900,313
                         NRG Energy, Inc.                          6.50%                               105,000           2,425,500
                                                                                                                      ==============
                         Total                                                                                          13,325,813
-----------------------------------------------------------------------------------------------------------------------------------
Energy 0.44%             Kerr-McGee Corp.                          5.50%                               200,000           9,740,000
                         Lomak Financing Trust                     5.75%                                54,300           1,724,025
                         Semco Energy, Inc.                       11.00%                               480,000           5,904,000
                                                                                                                      ==============
                         Total                                                                                          17,368,025
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment 0.03%      Reliant Energy, Inc.                      0.291%                               13,000           1,048,125
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare 0.13%         Pharmacia Corp.                           6.50%                               128,000           5,171,200
-----------------------------------------------------------------------------------------------------------------------------------
Insurance 0.64%          Ace Ltd.                                  8.25%                               130,000          10,471,500
                         MetLife, Inc.                             8.00%                               150,000          14,587,500
                                                                                                                      ==============
                         Total                                                                                          25,059,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure 0.12%            Six Flags, Inc.                           7.25%                               151,000           4,613,050
-----------------------------------------------------------------------------------------------------------------------------------
Paper 0.51%              Georgia-Pacific Group                     7.50%                               350,000          13,247,500
                         International Paper Capital Trust         5.25%                               150,000           6,506,250
                                                                                                                      ==============
                         Total                                                                                          19,753,750
-----------------------------------------------------------------------------------------------------------------------------------
Railroads 0.07%          Canadian National Railway                 5.25%                                50,000           2,815,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
0.25%                    AMDOCS Automatic Co.                      6.75%                               100,000           5,050,000
                         MediaOne Group                            7.00%                               100,000           2,690,000
                         UnitedGlobalCom, Inc.                     7.00%                               120,000           1,875,000
                                                                                                                      ==============
                         Total                                                                                           9,615,000
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Convertible-Preferred Stocks (Cost $167,681,679)                                          157,411,748
====================================================================================================================================
Common Stocks 0.10%
====================================================================================================================================
Automotive 0.00%         Safelite Glass Corp.(c)                                                        64,516              12,503
-----------------------------------------------------------------------------------------------------------------------------------
Cable 0.00%              UnitedGlobalCom, Inc.*                                                         16,894             146,133
-----------------------------------------------------------------------------------------------------------------------------------
Energy 0.08%             Swift Energy Co.*                                                             100,000           3,013,000
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 0.00%      Safelite Realty Corp.(c)                                                        4,355              12,499
-----------------------------------------------------------------------------------------------------------------------------------
Steel/Metals 0.00%       Republic Technology, Inc.*                                                     10,000                 100
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
0.02%                    GST Telecommunications, Inc.*(a)                                              135,000               1,215
                         McLeod USA, Inc.*                                                              13,715              62,952
                         Nextel Communications, Inc.*                                                   40,280             704,900
                                                                                                                      ==============
                         Total                                                                                             769,067
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Common Stocks (Cost $10,774,749                                                           3,953,302
====================================================================================================================================
Warrants 0.00%
====================================================================================================================================
Automotive 0.00%         Safelite Glass Corp.
                           Class A expiring 9/29/2006*(c)                                              158,111              12,507
                         Safelite Glass Corp.
                           Class B expiring 9/29/2007*(c)                                              105,407              12,501
                                                                                                                      ==============
                         Total                                                                                              25,008
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications
0.00%                    Motient Corp. expiring 4/1/2008*                                               15,000              15,000
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Warrants (Cost $5,091,610)                                                                   40,008
-----------------------------------------------------------------------------------------------------------------------------------


10                  See Notes to Financial Statements.



                         SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                         June 30, 2001


                                                                                                      Principal

                                                                   Interest                Maturity     Amount
                         Investments                                   Rate                    Date       (000)              Value
===================================================================================================================================
Commercial Mortgage-Backed Securities 0.79%
===================================================================================================================================
                         Commercial Mortgage Asset Trust           7.546%                  1/17/2010   $ 5,000       $   5,281,045
                         Credit Suisse First Boston Corp.          6.30%                  11/11/2030    20,000          19,808,920
                         DLJ Commercial Mortgage Corp.             6.41%                   2/18/2031     5,000           4,996,580
                         GE Capital Mortgage Services, Inc.        7.00%                  10/25/2010       493             500,353
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Commercial Mortgage-Backed Securities (Cost $29,298,232)                                  30,586,898
===================================================================================================================================
Mortgage-Backed Securities 4.91%
===================================================================================================================================
                         Federal National Mortgage Assoc.          7.00%                   9/1/2029     19,324          19,428,998
                         Federal National Mortgage Assoc.          7.00%                   8/1/2031     25,000          25,054,750
                         Federal National Mortgage Assoc.          7.50%                   2/1/2031     20,426          20,851,703
                         Federal National Mortgage Assoc.          8.00%                   2/1/2030     32,311          33,377,681
                         Federal National Mortgage Assoc.          8.00%                   3/1/2030         41              42,624
                         Federal National Mortgage Assoc.          8.00%                   4/1/2030     56,122          57,975,419
                         Federal National Mortgage Assoc.          8.00%                  12/1/2030     18,804          19,424,690
                         Federal National Mortgage Assoc.          8.50%                   7/1/2030     14,689          15,443,691
-----------------------------------------------------------------------------------------------------------------------------------
                         Total Mortgage-Backed Securities (Cost $189,402,053)                                          191,599,556
===================================================================================================================================
U.S. Government and Agency 3.38%
===================================================================================================================================
                         Federal Home Loan Mortgage Corp.          7.00%                   7/15/2005   100,000         105,675,900
                         U.S. Treasury Note                        6.75%                   5/15/2005    15,000          15,971,490
                         U.S. Treasury Note                        7.50%                   5/15/2002    10,000          10,309,680
-----------------------------------------------------------------------------------------------------------------------------------
                        Total U.S. Government and Agency (Cost $131,669,684)                                           131,957,070
===================================================================================================================================
Short-Term Investments 3.61%
===================================================================================================================================
Discount Notes 3.61%     Citicorp, Inc. 4.12% due 7/2/2001                                              28,489          28,489,000
                         Citicorp, Inc. 4.14% due 7/2/2001                                             112,461         112,461,000
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Short-Term Investments (Cost $140,950,000)                                             140,950,000
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Investments 97.90% (Cost $4,185,164,980)                                            $3,822,374,281
===================================================================================================================================

                         *Non-income producing security.
                        **Deferred-interest debentures pay no
                          interest for a stipulated number of
                          years, after which they pay a
                          predetermined coupon rate.
                         +Restricted security under Rule 144A.
                       (a)Foreign security denominated in U.S. dollars.
                       (b)Defaulted security.
                       (c)Fair valued security.
                          REIT - Real Estate Investment Trust.




IMPORTANT INFORMATION

Common stocks are subject to market fluctuations providing potential for gain and risk of loss. Bonds purchased are subject to market fluctuations upward and downward inversely to the rise and fall of interest rates. Lower rated bonds generally provide a higher yield than higher rated bonds of similar average maturity, but they have greater credit risk. Non-investment-grade, fixed-income securities generally involve greater volatility of price to principal and income than securities in higher rating categories. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. The Fund's sales charge structure has changed in the past. The Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 (or your investment professional) for the Fund's current prospectus. If used as sales material after 9/30/2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.



                   See Notes to Financial Statements.                      11

                        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) JUNE 30, 2001

ASSETS:

    Investments in securities, at value (cost $4,185,164,980)                           $3,822,374,281
    Cash                                                                                    13,433,653
    Receivables:
        Interest and dividends                                                              80,428,192
        Investment securities sold                                                         164,407,754
        Capital shares sold                                                                 28,628,356
    Prepaid expenses                                                                            30,736
------------------------------------------------------------------------------------------------------
    Total assets                                                                         4,109,302,972
------------------------------------------------------------------------------------------------------
 LIABILITIES:

    Payables:
        Investment securities purchased                                                    195,409,522
        Capital shares reacquired                                                            3,993,848
        Management fee                                                                       1,414,907
        12b-1 distribution fees                                                              2,110,294
        Directors' fees                                                                        686,763
    Accrued expenses and other liabilities                                                   1,150,217
------------------------------------------------------------------------------------------------------
    Total liabilities                                                                      204,765,551
======================================================================================================
 NET ASSETS                                                                             $3,904,537,421
======================================================================================================
 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                         4,535,792,179
 Distributions in excess of net investment income                                          (28,270,029
 Accumulated net realized loss on investments                                             (240,194,030
 Net unrealized depreciation on investments                                               (362,790,699
------------------------------------------------------------------------------------------------------
 Net Assets                                                                             $3,904,537,421
======================================================================================================
 Net assets by class:
 Class A Shares                                                                         $2,303,773,050
 Class B Shares                                                                         $  969,144,055
 Class C Shares                                                                         $  586,960,941
 Class P Shares                                                                         $    5,558,929
 Class Y Shares                                                                         $   39,100,446

 Outstanding shares by class:
 Class A Shares                                                                            283,196,068
 Class B Shares                                                                            118,999,605
 Class C Shares                                                                             72,009,154
 Class P Shares                                                                                674,870
 Class Y Shares                                                                              4,816,143

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

 Class A Shares - Net asset value                                                       $         8.13
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 4.75%)   $         8.54
 Class B Shares - Net asset value                                                       $         8.14
 Class C Shares - Net asset value                                                       $         8.15
 Class P Shares - Net asset value                                                       $         8.24
 Class Y Shares - Net asset value                                                       $         8.12
======================================================================================================





12                      See Notes to Financial Statements.




STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2001

===============================================================================================================
 Investment Income:
 Interest                                                                                         $ 159,182,765
 Dividends                                                                                            5,537,700
---------------------------------------------------------------------------------------------------------------
 Total investment income                                                                            164,720,465
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 Expenses:
 Management fee                                                                                       8,442,989
 12b-1 distribution plan - Class A                                                                    3,494,403
 12b-1 distribution plan - Class B                                                                    4,395,934
 12b-1 distribution plan - Class C                                                                    2,706,019
 12b-1 distribution plan - Class P                                                                        7,328
 Shareholder servicing                                                                                2,311,173
 Reports to shareholders                                                                                317,117
 Professional                                                                                           100,662
 Registration                                                                                            86,800
 Custody                                                                                                 62,899
 Directors' fees                                                                                         54,148
 Other                                                                                                  412,606
---------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                      22,392,078
    Expense reductions                                                                                  (84,156)
---------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                        22,307,922
---------------------------------------------------------------------------------------------------------------
 Net investment income                                                                              142,412,543
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 Realized and unrealized loss on investments:

 Net realized loss on investments                                                                   (64,486,978)
 Net change in unrealized appreciation/depreciation on investments and translation of assets and
    liabilities denominated in foreign currencies                                                    27,271,796
===============================================================================================================
 Net realized and unrealized loss on investments                                                    (37,215,182)
===============================================================================================================
 Net Increase in Net Assets Resulting From Operations                                             $ 105,197,361
===============================================================================================================



                      See Notes to Financial Statements.                     13




STATEMENTS OF CHANGES IN NET ASSETS





                                                                                            Six Months Ended        Year Ended
                                                                                               June 30, 2001       December 31,
                                                                                                 (unaudited)             2000

 Net investment income                                                                      $   142,412,543    $   272,776,456+
 Net realized loss on investments and foreign currency related transactions                     (64,486,978)       (71,082,843)+
 Net change in unrealized appreciation/depreciation
    on investments and translation of assets and
    liabilities denominated in foreign currencies                                                27,271,796       (239,310,604)+
-------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                                105,197,361        (37,616,991)
================================================================================================================================
 Distributions to shareholders from net investment income:

    Class A                                                                                     (98,696,515)      (189,166,001)
    Class B                                                                                     (36,067,355)       (64,526,224)
    Class C                                                                                     (22,175,032)       (41,218,330)
    Class P                                                                                        (135,024)           (59,583)
    Class Y                                                                                      (2,083,243)        (4,644,064)
------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                           (159,157,169)      (299,614,202)
===============================================================================================================================
 Capital share transactions:
 Net proceeds from sales of shares                                                              758,952,565        527,130,336
 Reinvestment of distributions                                                                  110,524,602        202,814,760
 Cost of shares reacquired                                                                     (292,238,981)      (789,077,464)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions                577,238,186        (59,132,368)
===============================================================================================================================
 Net increase (decrease) in net assets                                                          523,278,378       (396,363,561)
===============================================================================================================================
 NET ASSETS:
 Beginning of period                                                                          3,381,259,043      3,777,622,604
------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                              $ 3,904,537,421    $ 3,381,259,043
===============================================================================================================================
 Distributions in excess of net investment income                                           $   (28,270,029)   $   (11,525,403)
===============================================================================================================================

+Includes amortization of premium. See Note 2






14                      See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS



                                                         Six Months Ended                                Year Ended 12/31
                                                           6/30/2001       --------------------------------------------------------
 Per Share Operating Performance (Class A Shares)         (unaudited)     2000         1999        1998         1997          1996

 Net asset value, beginning of period                      $   8.23     $  9.05       $ 9.45    $   9.76    $    9.41    $    9.29
                                                           ===========  ============  ========  ==========  ===========  ==========
 Investment operations

    Net investment income                                       .33(b)      .68(b)(e)    .75(b)      .76(b)       .75(b)       .81
    Net realized and unrealized gain (loss)                    (.06)       (.75)(e)     (.40)       (.31)         .40          .17
                                                           -----------  ------------  ---------  ----------  -----------  ---------
      Total from investment operations                          .27        (.07)         .35         .45         1.15          .98
                                                           -----------  ------------  ---------  ----------  -----------  ---------

 Distributions to shareholders from net investment income      (.37)       (.75)        (.75)       (.76)        (.80)        (.86)
                                                           -----------  ------------  ---------  ----------  -----------  ---------
 Net asset value, end of period                            $   8.13     $  8.23       $ 9.05    $   9.45    $    9.76    $    9.41
                                                           ===========  ============  ========  ==========  ===========  ==========

 Total Return(a)                                               3.26%(c)    (.86)%       3.91%       4.76%       12.70%       11.16%

 Ratios to Average Net Assets

    Expenses, including expense reductions                      .47%(c)    1.00%         .92%        .88%         .89%         .89%
    Expenses, excluding expense reductions                      .47%(c)    1.01%         .92%        .88%         .89%         .89%
    Net investment income                                      3.94%(c)    7.88%(e)     8.17%       7.85%        7.89%        8.77%





                                                      Six Months Ended                    Year Ended 12/31               8/1/1996(d)
                                                            6/30/2001   -------------------------------------------------    to
 Per Share Operating Performance (Class B Shares)        (unaudited)      2000         1999       1998         1997      12/31/1996

 Net asset value, beginning of period                      $  8.23     $  9.05       $  9.44    $  9.75    $   9.41    $   9.13
                                                           ===========  ============  ========  ==========  ===========  ==========
 Investment operations

    Net investment income                                      .30(b)      .63(b)(e)     .69(b)     .69(b)      .68(b)      .34
    Net realized and unrealized gain (loss)                   (.05)       (.76)(e)      (.39)      (.31)        .38         .26
                                                           -----------  ------------  ---------  ----------  -----------  ---------
      Total from investment operations                         .25        (.13)          .30        .38        1.06         .60
                                                           -----------  ------------  ---------  ----------  -----------  ---------

 Distributions to shareholders from net investment income     (.34)       (.69)         (.69)      (.69)       (.72)       (.32)
                                                           -----------  ------------  ---------  ----------  -----------  ---------
 Net asset value, end of period                            $  8.14     $  8.23       $  9.05    $  9.44    $   9.75    $   9.41
                                                           ===========  ============  ========  ==========  ===========  ==========

 Total Return(a)                                              3.01%(c)   (1.52)%        3.29%      3.98%      11.85%       6.57%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                     .81%(c)    1.61%         1.60%      1.60%       1.63%        .70%(c)
    Expenses, excluding expense reductions                     .81%(c)    1.62%         1.60%      1.60%       1.63%        .70%(c)
    Net investment income                                     3.60%(c)    7.26%(e)      7.49%      7.13%       7.06%       3.37%(c)




                                                     Six Months Ended                    Year Ended 12/31              7/15/1996(d)
                                                        6/30/2001    -------------------------------------------------      to
 Per Share Operating Performance (Class C Shares)      (unaudited)      2000          1999         1998         1997    12/31/1996

 Net asset value, beginning of period                  $   8.24     $   9.06       $   9.46    $   9.77    $    9.41    $   9.05
                                                           ===========  ============  ========  ==========  ===========  ==========
 Investment operations

    Net investment income                                   .30(b)       .63(b)(e)      .69(b)      .69(b)       .69(b)      .35
    Net realized and unrealized gain (loss)                (.05)        (.76)(e)       (.40)       (.31)         .39         .33
                                                           -----------  ------------  ---------  ----------  -----------  ---------
      Total from investment operations                      .25         (.13)           .29         .38         1.08         .68
                                                           -----------  ------------  ---------  ----------  -----------  ---------

 Distributions to shareholders from
  net investment income                                    (.34)        (.69)          (.69)       (.69)        (.72)       (.32)
                                                           -----------  ------------  ---------  ----------  -----------  ---------
 Net asset value, end of period                        $   8.15     $   8.24       $   9.06    $   9.46    $    9.77    $   9.41
                                                           ===========  ============  ========  ==========  ===========  ==========

 Total Return(a)                                           3.01%(c)    (1.52)%         3.17%       3.98%       11.97%       7.86%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                  .81%(c)     1.65%          1.60%       1.60%        1.58%        .75%(c)
    Expenses, excluding expense reductions                  .81%(c)     1.66%          1.60%       1.60%        1.58%        .75%(c)
    Net investment income                                  3.60%(c)     7.26%(e)       7.49%       7.13%        7.16%       3.72%(c)




                      See Notes to Financial Statements.                     15




FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Six Months Ended    Year Ended 12/31     8/21/1998(d)
                                                            6/30/2001   --------------------------      to
 Per Share Operating Performance (Class P Shares)          (unaudited)     2000           1999     12/31/1998
 Net asset value, beginning of period                      $   8.33     $   9.05       $   9.45    $   9.54
                                                           ===========  ============   ==========  ===========
 Investment operations

    Net investment income                                       .33(b)       .67(b)(e)      .73(b)      .25(b)
    Net realized and unrealized loss                           (.05)        (.65)(e)       (.39)       (.09)
                                                           -----------  ------------   ----------  -----------
      Total from investment operations                          .28          .02            .34         .16
                                                           -----------  ------------   ----------  -----------

 Distributions to shareholders from net investment income      (.37)        (.74)          (.74)       (.25)
                                                           -----------  ------------   ----------  -----------
 Net asset value, end of period                            $   8.24     $   8.33       $   9.05    $   9.45
                                                           ===========  ============   ==========  ===========

 Total Return(a)                                               3.31%(c)      .06%          3.86%       1.73%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                      .54%(c)     1.06%          1.05%        .38%(c)
    Expenses, excluding expense reductions                      .54%(c)     1.07%          1.05%        .38%(c)
    Net investment income                                      3.87%(c)     7.83%(e)       8.10%       2.90%(c)


                                                         Six Months Ended    Year Ended 12/31      3/27/1998(d)
                                                             6/30/2001   --------------------------      to
                                                            (unaudited)     2000           1999     12/31/1998
   -----------------------------------------------------------------------------------------------------------
 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                      $   8.21     $   9.04       $   9.44    $   9.98
                                                           ===========  ============   ==========  ===========
 Investment operations

    Net investment income                                       .34(b)       .71(b)(e)      .78(b)      .59(b)
    Net realized and unrealized loss                           (.04)        (.76)(e)       (.40)       (.54)
                                                           -----------  ------------   ----------  -----------
      Total from investment operations                          .30         (.05)           .38         .05
                                                           -----------  ------------   ----------  -----------

 Distributions to shareholders from net investment income      (.39)        (.78)          (.78)       (.59)
                                                           -----------  ------------   ----------  -----------
 Net asset value, end of period                            $   8.12     $   8.21       $   9.04    $   9.44
                                                           ===========  ============   ==========  ===========
 Total Return(a)                                               3.61%(c)     (.61)%         4.27%        .55%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                      .31%(c)      .61%           .60%        .46%(c)
    Expenses, excluding expense reductions                      .31%(c)      .62%           .60%        .46%(c)
    Net investment income                                      4.09%(c)     8.26%(e)       8.52%       6.24%(c)



                                        Six Months Ended                    Year Ended 12/31
                                              6/30/2001   -------------------------------------------------
 Supplemental Data for All Classes:          (unaudited)     2000          1999           1998             1997            1996
====================================================================================================================================
    Net assets, end of period (000)     $ 3,904,537    $ 3,381,259    $ 3,777,623    $ 3,540,124    $   2,866,184    $   2,129,421
    Portfolio turnover rate                28.43%         66.03%         67.93%         86.48%           89.14%          106.79%
====================================================================================================================================

 (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (b) Calculated using average shares outstanding during the period.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
 (e) Includes impact of amortization of premium (See Note 2). The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                                                Class A        Class B        Class C        Class P       Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income per share                                $  (.02)       $  (.02)       $  (.02)       $  (.02)     $  (.02)
Net realized and unrealized gain on investments per share          .02            .02            .02            .02          .02
Net investment income to average net assets                       (.28)%         (.28)%         (.28)%         (.28)%       (.28)%



16                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, openend management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest and bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/ accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) FEDERAL TAXES - It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d ) FOREIGN TRANSACTIONS - Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (e) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Company may enter into forward currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in the net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. (f) CHANGE IN ACCOUNTING PRINCIPLE - Effective January 1, 2000, the Company has elected to adopt the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, related to amortization of premiums and discounts on debt securities. For the fiscal year ended December 31, 2000, the Company amortized premiums and discounts on debt securities using the effective interest method. The effect of this accounting change had no impact on the net assets, but resulted in a decrease to net investment income and a corresponding increase to net realized and unrealized gains and losses. Prior to this fiscal year, the Company did not amortize premiums on debt securities. Based on securities held as of January 1, 2000, the cumulative effect of this accounting change had no impact on the net assets, but resulted in a decrease to undistributed net investment income and a corresponding increase to net unrealized gains and losses. The amounts recorded as a result of the change in accounting principle are $10,028,487 for the year ended December 31, 2000 and $5,111,913 cumulative through January 1, 2000. The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in accounting principle.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

-------------------------------------------------------------------------------
First $500 million                  .50%
Over $500 million                   .45%

12B-1 PLANS
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                         Class A           Class B           Class C            Class P
--------------------------------------------------------------------------------------------
Service                            .25%(1)         .25%       up to .25%(3)            .20%
Distribution                       .10%(2)         .75%       up to .75%(3)            .25%
Quarterly service fee                -               -        up to .25%(4)              -
Quarterly distribution fee           -               -        up to .75%(4)              -

(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value.
(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases.
(3)  Paid at the time such shares are sold.
(4) Paid at each quarter-end after the first anniversary of the sale of such shares.


CLASS Y DOES NOT HAVE A DISTRIBUTION PLAN.
The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust pursuant to which the Underlying Funds will pay a portion of the expenses of Balanced Series in proportion to the average daily value of shares owned by Balanced Series. Accrued expenses include $124,756 and other expenses include $139,288 pursuant to this Servicing Arrangement.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized distributors for the six months ended June 30, 2001:

Distributor                        Dealers'
Commissions                      Concessions
--------------------------------------------------------------------------------
$1,727,809                       $72,127,552

Certain of the Company's officers and Directors have an interest in Lord Abbett.



4.  DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.
At fiscal year ended December 31, 2000, the capital loss carryforwards along with the related expiration dates were as follows:

2003                     2007                  2008                  Total
--------------------------------------------------------------------------------
$11,240,802       $90,010,893           $74,455,357           $175,707,052

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended June 30, 2001:

Purchases                              Sales
--------------------------------------------------------------------------------
$1,488,926,042                $1,011,967,682

As of June 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                          Gross                    Gross                   Net
                     Unrealized              Unrealized             Unrealized
Tax Cost            Appreciation            Depreciation          Depreciation
--------------------------------------------------------------------------------
$4,196,000,429       $61,173,334           $(434,799,482)         $(373,626,148)

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as amortization of premium.



6.  DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. Effective October 31, 2000, the benefits accrued by all Lord Abbett sponsored funds for outside Directors/Trustees under the Fund's retirement plan were changed to the Defined Contribution Plan.



7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.



8.  LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2001, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the period.

9. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1 billion shares of $0.001 par value capital stock designated as follows: 300 million Class A shares, 160 million Class B shares, 80 million Class C shares, 160 million Class P shares and 300 million Class Y shares.

                                                                                   Six Months Ended
                                                                            June 30, 2001 (Unaudited)   Year Ended December 31, 2000
----------------------------------------------------------------------------------------------------    ----------------------------
Class A Shares                                                                 Shares         Amount          Shares        Amount
----------------------------------------------------------------------------------------------------    ----------------------------
Shares sold                                                                44,479,341  $ 372,352,055      31,582,630 $ 272,752,106
Reinvestment of distributions                                               8,878,398     74,139,135      15,518,628   134,190,385
Shares reacquired                                                         (21,231,420)  (177,399,243)    (53,446,696) (463,234,512)
----------------------------------------------------------------------------------------------------    ----------------------------
Increase (decrease)                                                        32,126,319  $ 269,091,947      (6,345,438)$ (56,292,021)
----------------------------------------------------------------------------------------------------    ----------------------------
Class B Shares
----------------------------------------------------------------------------------------------------    ----------------------------
Shares sold                                                                27,691,325 $  232,093,411      18,521,501 $ 159,891,395
Reinvestment of distributions                                               2,530,818     21,169,736       4,407,141    38,117,792
Shares reacquired                                                          (6,792,812)   (56,817,504)    (20,261,135) (175,410,977)
----------------------------------------------------------------------------------------------------    ----------------------------
Increase                                                                   23,429,331  $ 196,445,643       2,667,507 $  22,598,210
----------------------------------------------------------------------------------------------------    ----------------------------
Class C Shares
----------------------------------------------------------------------------------------------------    ----------------------------
Shares sold                                                                17,177,400  $ 144,388,755      10,482,306 $  90,800,979
Reinvestment of distributions                                               1,555,261     13,022,346       2,979,138    25,821,864
Shares reacquired                                                          (5,451,592)   (45,627,195)    (16,241,636) (140,978,070)
----------------------------------------------------------------------------------------------------    ----------------------------
Increase (decrease)                                                        13,281,069 $  111,783,906      (2,780,192)$ (24,355,227)
----------------------------------------------------------------------------------------------------    ----------------------------
Class P Shares
----------------------------------------------------------------------------------------------------    ----------------------------
Shares sold                                                                   537,481  $   4,566,356         195,053  $  1,717,168
Reinvestment of distributions                                                  13,990        118,300           5,101         44,112
Shares reacquired                                                             (42,898)      (364,024)        (59,185)     (519,895)
----------------------------------------------------------------------------------------------------    ----------------------------
Increase                                                                      508,573  $   4,320,632         140,969   $ 1,241,385
----------------------------------------------------------------------------------------------------    ----------------------------
Class Y Shares
----------------------------------------------------------------------------------------------------    ----------------------------
Shares sold                                                                   667,819  $   5,551,988         222,120  $  1,968,688
Reinvestment of distributions                                                 248,869      2,075,085         537,628     4,640,607
Shares reacquired                                                          (1,442,598)   (12,031,015)     (1,082,362)   (8,934,010)
----------------------------------------------------------------------------------------------------    ----------------------------
Decrease                                                                     (525,910)$   (4,403,942)       (322,614) $ (2,324,715)
----------------------------------------------------------------------------------------------------    ----------------------------


Copyright(C)2001 by Lord Abbett Bond Debenture Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Bond Debenture Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the United States of America.

[PHOTO OMITTED]


Dear Fellow Shareholder:

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance. While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to CLIENT PARTNERSHIP. Our INDEPENDENCE as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize TEAMWORK among our managers to develop investment solutions for our clients. We offer OPPORTUNITY within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest INTEGRITY in all we propose and do.

We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow
Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds


GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                 Income Funds                   Tax-Free          Money
                          Income Funds                                            Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------

All Value Fund             Affiliated Fund          Bond-Debenture Fund           o California       U.S. Government
                                                                                  o Connecticut      Money Market Fund(2)(3)
Alpha Fund                 Balanced Fund            Core Fixed Income Fund        o Florida
                                                                                  o Georgia

Global Equity Fund         Large-Cap                Global Income Fund            o Hawaii
                           Research Fund                                          o Michigan
Growth                                              High Yield Fund               o Minnesota
Opportunities Fund                                                                o Missouri
                                                    U.S. Government Fund(2)       o National
International Fund                                                                o New Jersey
                                                    Limited Duration              o New York
Large-Cap Growth Fund                               U.S. Government Fund(2)       o Pennsylvania
                                                                                  o Texas

Mid-Cap Value Fund                                  Total Return Fund             o Washington

                                                    U.S. Government Fund(2)

Small-Cap Blend Fund                                World Bond-
                                                    Debenture Fund
Developing
Growth Fund(1)

Small-Cap Value Fund(1)


For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.

 LORD ABBETT  [LOGO]                                               PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                  NEW YORK, NY
                                                                PERMIT NO. 2405
                                                                ---------------







Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City,New Jersey 07302-3973

                                                                      LABD-3-601
                                                                          (8/01)